Fees Summary	May 12, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	13,808.89
Total Transaction Valuation	99,991,929.00
Total Offset Amount	0.00
Net Fee	$ 13,808.89
Offering Table N/A
Offset Table N/A	N/A